EMPLOYEE BENEFIT PLANS - SAVINGS PLANS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Savings Plan [Line Items]
Employer contributions to defined benefit plan	$ 42	$ 43	$ 38
Market value of employer stock held by plan	1,100	1,100
San Diego Gas and Electric Company [Member]
Savings Plan [Line Items]
Employer contributions to defined benefit plan	15	17	15
Southern California Gas Company [Member]
Savings Plan [Line Items]
Employer contributions to defined benefit plan	$ 22	$ 21	$ 18